UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

Master Enhanced International Series

Annual Report, December 31, 2005

A Discussion With Your Fund's Portfolio Manager

Amid a volatile investing environment, Master Enhanced International Series kept in line with the return of the MSCI EAFE Index for the year.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2005, Master Enhanced International Series had a net total return of +13.38% (master level). For the same period, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index returned +13.54%. During the period, both stock-selection and stock substitution strategies were favorable and contributed to the portfolio's relative performance.

International equity markets generated positive performance in 2005 as developed markets around the world strengthened on optimistic economic reports. In fact, throughout the year, international equity markets outperformed U.S. equity markets.

European equity markets performed well in 2005 as 14 of 16 European MSCI country indexes posted positive gains. A key reason behind the upbeat outlook for world economic growth was that inflation retreated in most regions, especially in Europe and Japan. Despite the July terrorist attacks in London, worries about the economic impact of hurricanes in the United States, and higher energy costs, European equity markets performed strongly in the second half of 2005. In December, European manufacturing growth advanced at its fastest pace in 16 months, while German unemployment declined by its greatest amount in more than 15 years. Economic growth accelerated as companies stepped up their hiring and investment activity, which in turn increased optimism that consumers would spend more and bolster Europe's export-driven economy. The strongest-performing European markets of 2005, in U.S. dollars, were Austria, Norway and Finland, which gained 24.64%, 24.26% and 16.69%, respectively. Ireland and Portugal returned -2.29% and -1.87%, respectively, and were the only two markets in Europe to post negative returns last year. The European Central Bank raised interest rates by 25 basis points (.25%) for the first time since 2000, leaving the region's benchmark rate at 2.25%.

In Asia, all five MSCI country indexes gained ground in 2005. Japan turned in the strongest growth in the region, returning +25.52%. Business confidence in that country climbed to its highest level in a year, and Japanese companies plan to invest in their businesses at the fastest pace since 1990, according to the Bank of Japan's Tankan business confidence survey. Other strong performers in the region included Australia (+16.02%), Singapore (+14.37%) and Hong Kong (+8.40%).

In 2005, the U.S. dollar gained 12.7% against the euro, 10.6% against the British pound and 15% against the Japanese yen. Exchange rates were largely driven by interest rate decisions and expectations in the United States. Interest rates are expected to continue driving exchange rates as the Federal Reserve Board winds down its interest rate hiking campaign.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the portfolio's objective of tracking the risks and return of the benchmark.

We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate returns above those offered by the Index. The goal of our stock selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, equity issuance, short interest and price momentum factors, among others.

We also apply stock substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

In November, we removed the portfolio's earnings surprise/earnings estimate revision signals and positive price momentum signals, and instead established our turn-of-the-year positions, which we intend to maintain through the first half of January. The earnings surprise/earnings estimate revision signal will remain off until the second quarter of 2006.

How would you characterize the portfolio's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction of international markets.

Vincent J. Costa, CFA
Vice President and Portfolio Manager

January 23, 2006

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Africa - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%     Beverages - 0.2%                                  9,731  SABMiller Plc                         $    177,246
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Africa              177,246
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 31.0%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.1%        Beverages - 0.2%                                 25,822  Foster's Group Ltd.                        105,695
                                                                          9,210  Lion Nathan Ltd.                            51,616
                                                                                                                       ------------
                                                                                                                            157,311
                        -----------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.2%                              4,858  CSL Ltd.                                   151,453
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.1%                            2,022  Macquarie Bank Ltd.                        101,083
                                                                            349  Perpetual Trustees Australia Ltd.           17,409
                                                                                                                       ------------
                                                                                                                            118,492
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.0%                                  2,693  Orica Ltd.                                  40,299
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.3%                          17,113  Australia & New Zealand Banking
                                                                                 Group Ltd. (f)                             300,651
                                                                         12,736  Commonwealth Bank of Australia             399,393
                                                                         11,952  National Australia Bank Ltd.               284,058
                                                                         19,007  Westpac Banking Corp.                      317,195
                                                                                                                       ------------
                                                                                                                          1,301,297
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 0.1%            12,796  Brambles Industries Ltd.                    94,992
                                                                          2,523  Downer EDI Ltd.                             13,288
                                                                                                                       ------------
                                                                                                                            108,280
                        -----------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.2%                     8,879  CSR Ltd.                                    22,666
                                                                         11,354  Rinker Group Ltd.                          137,008
                                                                                                                       ------------
                                                                                                                            159,674
                        -----------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.1%                     7,891  Amcor Ltd. (f)                              43,240
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.1%             5,118  Suncorp-Metway Ltd.                         75,274
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.0%                   5,398  Coles Myer Ltd. (f)                         40,429
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                              4,889  Futuris Corp. Ltd.                           6,957
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.0%           2,010  Ansell Ltd.                                 16,293
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services - 0.1%          11,860  Mayne Group Ltd.                            30,711
                                                                          5,642  Sonic Healthcare Ltd.                       61,253
                                                                                                                       ------------
                                                                                                                             91,964
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.1%              3,605  Aristocrat Leisure Ltd.               $     32,580
                                                                          4,757  TABCORP Holdings Ltd.                       54,332
                                                                                                                       ------------
                                                                                                                             86,912
                        -----------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                                3,457  Computershare Ltd.                          17,219
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.1%                   4,443  Wesfarmers Ltd. (f)                        120,492
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.3%                                 17,052  AMP Ltd.                                    96,191
                                                                          8,362  AXA Asia Pacific Holdings Ltd.              31,161
                                                                          5,819  Insurance Australia Group Ltd.              23,135
                                                                          6,956  QBE Insurance Group Ltd.                   100,011
                                                                                                                       ------------
                                                                                                                            250,498
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.2%                                      2,608  APN News & Media Ltd.                        9,183
                                                                         12,220  John Fairfax Holdings Ltd.                  35,946
                                                                         36,024  Macquarie Communications
                                                                                 Infrastructure Group (f)                   150,097
                                                                          1,138  Publishing & Broadcasting Ltd.              13,757
                                                                                                                       ------------
                                                                                                                            208,983
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.1%                           18,168  Alumina Ltd.                                98,888
                                                                         41,625  BHP Billiton Ltd. (f)                      694,651
                                                                          6,589  BlueScope Steel Ltd.                        33,689
                                                                          2,098  Iluka Resources Ltd.                        12,066
                                                                          2,999  Newcrest Mining Ltd.                        53,458
                                                                          5,143  OneSteel Ltd.                               12,638
                                                                          3,396  Rio Tinto Ltd.                             171,889
                                                                                                                       ------------
                                                                                                                          1,077,279
                        -----------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.1%                            7,170  Australian Gas Light Co., Ltd.              90,412
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.2%                1,247  Caltex Australia Ltd.                       17,728
                                                                            320  Origin Energy Ltd.                           1,763
                                                                          1,204  Santos Ltd.                                 10,819
                                                                          6,095  Woodside Petroleum Ltd.                    175,218
                                                                                                                       ------------
                                                                                                                            205,528
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.1%                   14,695  PaperlinX Ltd. (f)                          41,393
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.0%                           11,860  Mayne Pharma Ltd. (b)                       22,098
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.2%                                1,286  CFS Gandel Retail Trust                      1,887
                                                                          4,736  Commonwealth Property Office Fund            4,429
                                                                          9,599  ING Industrial Fund                         15,702
                                                                         18,525  Investa Property Group                      26,974
                                                                            460  Lend Lease Corp., Ltd.                       4,886
                                                                         10,942  Macquire Goodman Group                      38,367

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          1,062  Stockland                             $      5,064
                                                                         10,500  Westfield Group                            139,874
                                                                                                                       ------------
                                                                                                                            237,183
                        -----------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.2%                               16,475  Toll Holdings Ltd.                         180,070
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.1%             30,746  Macquarie Airports                          71,496
                                                                          9,075  Macquarie Infrastructure Group              23,699
                                                                          5,850  Patrick Corp. Ltd.                          31,755
                                                                                                                       ------------
                                                                                                                            126,950
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Australia         4,975,980
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.4%        Commercial Banks - 0.0%                             200  Hang Seng Bank Ltd. (f)                      2,610
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.0%             2,000  Hong Kong Exchanges and Clearing
                                                                                 Ltd.                                         8,293
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.1%                        15,000  Cheung Kong Infrastructure Holdings
                                                                                 Ltd.                                        47,204
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment & Instruments - 0.0%            26  Kingboard Chemical Holdings Ltd.                70
                        -----------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.1%                             48,000  Hong Kong & China Gas                      102,456
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.0%             10,000  Shangri-La Asia Ltd.                        16,702
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.1%                        18,064  Techtronic Industries Co.                   42,984
                        -----------------------------------------------------------------------------------------------------------
                        Marine - 0.0%                                       159  Orient Overseas International Ltd.             539
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.0%                                      4,000  Television Broadcasts Ltd.                  21,255
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 1.0%                               27,000  Cheung Kong Holdings Ltd.                  277,015
                                                                         40,000  Hang Lung Properties Ltd.                   62,423
                                                                         14,000  Henderson Land Development Co., Ltd.        65,905
                                                                          5,683  Hysan Development Company Ltd.              14,073
                                                                         20,600  The Link REIT (b)                           39,056
                                                                         39,000  New World Development Ltd.                  53,569
                                                                        128,000  Sino Land Co.                              155,181
                                                                         17,000  Swire Pacific Ltd. Class A                 152,601
                                                                         49,000  Wharf Holdings Ltd.                        173,159
                                                                                                                       ------------
                                                                                                                            992,982
                        -----------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.0%                               11,500  MTR Corp.                                   22,619
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor                    6,000  ASM Pacific Technology                      33,855
                        Equipment - 0.0%
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%                          10,000  Esprit Holdings Ltd.                        71,064
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.0%                321  Hopewell Holdings                              805
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                       13,429  Hutchison Telecommunications
                        Services - 0.0%                                          International Ltd. (b)                      19,398
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Hong Kong         1,382,836
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 23.5%           Air Freight & Logistics - 0.0%                    1,000  Yamato Transport Co., Ltd.            $     16,572
                        -----------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                                   4,000  All Nippon Airways Co., Ltd.                16,267
                                                                          7,000  Japan Airlines Corp.                        19,038
                                                                                                                       ------------
                                                                                                                             35,305
                        -----------------------------------------------------------------------------------------------------------
                        Auto Components - 0.6%                            2,800  Aisin Seiki Co., Ltd.                      102,720
                                                                         10,000  Bridgestone Corp. (f)                      207,998
                                                                          3,700  Denso Corp.                                127,586
                                                                          1,600  NOK Corp. (f)                               43,379
                                                                          1,000  Sanden Corp. (f)                             4,634
                                                                          1,000  Sumitomo Rubber Industries, Ltd. (f)        14,234
                                                                            500  Toyoda Gosei Co., Ltd. (f)                   9,743
                                                                          2,700  Toyota Industries Corp.                     96,992
                                                                                                                       ------------
                                                                                                                            607,286
                        -----------------------------------------------------------------------------------------------------------
                        Automobiles - 2.0%                                7,100  Honda Motor Co., Ltd.                      404,838
                                                                         20,000  Nissan Motor Co., Ltd.                     202,491
                                                                         26,000  Toyota Motor Corp.                       1,348,132
                                                                          1,600  Yamaha Motor Co., Ltd. (f)                  41,752
                                                                                                                       ------------
                                                                                                                          1,997,213
                        -----------------------------------------------------------------------------------------------------------
                        Beverages - 0.3%                                 15,600  Asahi Breweries Ltd. (f)                   190,192
                                                                            500  Coca-Cola West Japan Co., Ltd.              11,671
                                                                            400  ITO EN, Ltd.                                23,926
                                                                          4,000  Kirin Brewery Co., Ltd.                     46,598
                                                                          4,000  Sapporo Holdings Ltd. (f)                   22,401
                                                                          2,000  Takara Holdings, Inc.                       11,861
                                                                                                                       ------------
                                                                                                                            306,649
                        -----------------------------------------------------------------------------------------------------------
                        Building Products - 0.3%                          6,000  Asahi Glass Co., Ltd. (f)                   77,421
                                                                          2,000  Central Glass Co., Ltd.                     11,065
                                                                          1,000  Daikin Industries Ltd.                      29,230
                                                                          3,700  JS Group Corp. (f)                          73,981
                                                                          4,000  Nippon Sheet Glass Co., Ltd.                17,453
                                                                          2,000  Sanwa Shutter Corp. (f)                     12,336
                                                                          5,000  Toto Ltd. (f)                               42,235
                                                                                                                       ------------
                                                                                                                            263,721
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.9%                           22,000  Daiwa Securities Group, Inc. (f)           249,208
                                                                              4  E*Trade Securities Co., Ltd.                30,874
                                                                            300  Jafco Co., Ltd.                             26,764
                                                                          3,000  Mitsubishi UFJ Securities Co.               37,618

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         22,300  Nomura Holdings, Inc.                 $    426,993
                                                                          5,000  Shinko Securities Co., Ltd.                 25,163
                                                                             50  Softbank Investments Corporation            33,805
                                                                                                                       ------------
                                                                                                                            830,425
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.8%                                 11,000  Asahi Kasei Corp.                           74,371
                                                                          5,000  Denki Kagaku Kogyo Kabushiki Kaisha         22,071
                                                                          4,000  Ishihara Sangyo Kaisha Ltd.                  7,117
                                                                          4,500  Kuraray Co., Ltd.                           46,590
                                                                          5,500  Mitsubishi Chemical Holdings Corp.          34,623
                                                                          1,000  Mitsubishi Gas Chemical Co., Inc.            9,447
                                                                          5,000  Mitsubishi Rayon Co., Ltd. (f)              33,042
                                                                          1,000  Mitsui Chemicals, Inc.                       6,719
                                                                          2,000  Nippon Sanso Corp.                          13,353
                                                                          1,100  Nitto Denko Corp.                           85,648
                                                                          2,800  Shin-Etsu Chemical Co., Ltd.               148,742
                                                                         10,000  Showa Denko KK                              38,973
                                                                          8,000  Sumitomo Chemical Co., Ltd.                 54,901
                                                                         18,000  Toray Industries, Inc.                     146,708
                                                                          4,000  Tosoh Corp. (f)                             17,555
                                                                          7,000  Ube Industries Ltd.                         18,978
                                                                                                                       ------------
                                                                                                                            758,838
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 2.9%                           2,000  The Bank of Kyoto Ltd.                      24,146
                                                                          9,000  The Bank of Yokohama Ltd. (f)               73,583
                                                                          3,000  The Chiba Bank Ltd.                         25,138
                                                                          4,000  The Gunma Bank Ltd.                         29,552
                                                                         10,000  Hokuhoku Financial Group, Inc.              46,683
                                                                          6,000  The Joyo Bank Ltd.                          35,686
                                                                             76  Mitsubishi Tokyo Financial Group,
                                                                                 Inc.                                     1,030,247
                                                                          5,000  Mitsui Trust Holdings, Inc.                 59,985
                                                                             98  Mizuho Financial Group, Inc.               777,158
                                                                         12,000  Shinsei Bank Ltd.                           69,338
                                                                          7,000  The Shizuoka Bank Ltd.                      70,101
                                                                             41  Sumitomo Mitsui Financial Group,
                                                                                 Inc.                                       434,212
                                                                         15,000  The Sumitomo Trust & Banking Co.,
                                                                                 Ltd.                                       153,139
                                                                          2,000  Suruga Bank Ltd.                            25,197
                                                                                                                       ------------
                                                                                                                          2,854,165
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 0.3%             4,000  Dai Nippon Printing Co., Ltd. (f)           71,168

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              3  The Goodwill Group, Inc.              $      6,100
                                                                            700  Kokuyo Co., Ltd.                            10,367
                                                                            300  Meitec Corp. (f)                             9,709
                                                                          2,500  Secom Co., Ltd.                            130,687
                                                                          5,000  Toppan Printing Co., Ltd. (f)               58,375
                                                                                                                       ------------
                                                                                                                            286,406
                        -----------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.4%                   19,000  Fujitsu Ltd.                               144,556
                                                                            500  Mitsumi Electric Company, Ltd. (f)           5,651
                                                                         13,000  NEC Corp.                                   80,844
                                                                          1,100  Seiko Epson Corp. (f)                       27,633
                                                                         21,000  Toshiba Corp. (f)                          125,256
                                                                                                                       ------------
                                                                                                                            383,940
                        -----------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 0.3%                 1,000  COMSYS Holdings Corp. (f)                   14,293
                                                                          2,000  JGC Corp.                                   38,041
                                                                          3,000  Kajima Corp.                                17,233
                                                                          1,000  Kinden Corp.                                 9,023
                                                                          6,000  Obayashi Corp.                              44,175
                                                                          2,000  Okumura Corp.                               11,234
                                                                         10,000  Shimizu Corp.                               73,456
                                                                         11,000  Taisei Corp.                                49,860
                                                                          1,000  Toda Corp.                                   5,490
                                                                                                                       ------------
                                                                                                                            262,805
                        -----------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.0%                     5,000  Sumitomo Osaka Cement Co., Ltd. (f)         14,573
                        -----------------------------------------------------------------------------------------------------------
                        Consumer Finance - 0.6%                             960  Acom Co., Ltd. (f)                          61,652
                                                                            550  Aiful Corp.                                 45,899
                                                                          2,300  Credit Saison Co., Ltd. (f)                114,776
                                                                            600  Hitachi Capital Corp.                       11,946
                                                                            600  ORIX Corp.                                 152,758
                                                                          1,050  Promise Co., Ltd.                           69,834
                                                                          1,240  Takefuji Corp.                              84,151
                                                                                                                       ------------
                                                                                                                            541,016
                        -----------------------------------------------------------------------------------------------------------
                        Containers & Packaging - 0.1%                     3,200  Toyo Seikan Kaisha Ltd. (f)                 52,082
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Consumer Services - 0.0%                800  Benesse Corp.                               27,993
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                        47  Nippon Telegraph & Telephone Corp.         213,437
                        Services - 0.2%
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.8%                         5,400  Chubu Electric Power Co., Inc.             128,561
                                                                          1,600  Hokkaido Electric Power Co., Inc.           32,534

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          7,000  The Kansai Electric Power Co., Inc.   $    150,343
                                                                          4,700  Kyushu Electric Power Co., Inc.            101,940
                                                                          3,900  Tohoku Electric Power Co., Inc.             79,302
                                                                         11,500  The Tokyo Electric Power Co., Inc.         279,145
                                                                                                                       ------------
                                                                                                                            771,825
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.5%                       7,000  Fuji Electric Holdings Co., Ltd.            37,067
                                                                          4,000  Fujikura Ltd.                               32,399
                                                                         19,000  Furukawa Electric Co., Ltd. (f)            148,420
                                                                          2,000  Hitachi Cable, Ltd.                          9,387
                                                                          5,000  Matsushita Electric Works Ltd.              46,683
                                                                         22,000  Mitsubishi Electric Corp.                  155,638
                                                                          4,000  Sumitomo Electric Industries Ltd.           60,696
                                                                                                                       ------------
                                                                                                                            490,290
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment & Instruments - 1.3%         2,000  Alps Electric Co., Ltd. (f)                 27,840
                                                                          2,630  Citizen Watch Co., Ltd. (f)                 21,837
                                                                          5,000  Dainippon Screen Manufacturing Co.,
                                                                                 Ltd.                                        41,811
                                                                         49,000  Hitachi Ltd.                               330,043
                                                                          4,000  Hoya Corp.                                 143,692
                                                                            500  Ibiden Co., Ltd.                            26,773
                                                                            300  Keyence Corp. (f)                           85,275
                                                                          1,000  Kyocera Corp.                               72,863
                                                                            400  Mabuchi Motor Co., Ltd. (f)                 22,198
                                                                          1,300  Murata Manufacturing Co., Ltd.              83,267
                                                                            900  Nidec Corp. (f)                             76,481
                                                                          2,000  Nippon Electric Glass Co.                   43,633
                                                                          6,000  Oki Electric Industry Co., Ltd. (f)         21,910
                                                                          3,200  Omron Corp.                                 73,744
                                                                          1,400  TDK Corp.                                   96,433
                                                                          1,000  Taiyo Yuden Co., Ltd. (f)                   13,768
                                                                          1,700  Yokogawa Electric Corp. (f)                 28,950
                                                                                                                       ------------
                                                                                                                          1,210,518
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.5%                   6,000  Aeon Co., Ltd.                             152,504
                                                                            500  Circle K Sunkus Co., Ltd.                   12,709
                                                                            100  Lawson, Inc. (f)                             4,118
                                                                          6,436  Seven & I Holdings Co. Ltd.                275,369
                                                                          2,000  UNY Co., Ltd.                               31,534
                                                                                                                       ------------
                                                                                                                            476,234

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Food Products - 0.3%                              5,000  Ajinomoto Co., Inc.                   $     51,131
                                                                            100  Ariake Japan Co., Ltd.                       2,461
                                                                            700  House Foods Corp. (f)                       10,616
                                                                          1,100  Katokichi Co., Ltd.                          7,484
                                                                          1,000  Kikkoman Corp.                               9,701
                                                                          3,000  Meiji Dairies Corp. (f)                     15,174
                                                                          3,000  Nichirei Corp.                              12,505
                                                                          2,000  Nippon Meat Packers, Inc.                   20,978
                                                                            900  Nissin Food Products Co., Ltd.              26,002
                                                                            900  QP Corp. (f)                                 8,014
                                                                          1,000  Toyo Suisan Kaisha, Ltd.                    16,131
                                                                            100  Unicharm Petcare Corp.                       3,787
                                                                          1,400  Yakult Honsha Co., Ltd. (f)                 29,060
                                                                          6,000  Yamazaki Baking Co., Ltd. (f)               48,801
                                                                                                                       ------------
                                                                                                                            261,845
                        -----------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.1%                             19,000  Osaka Gas Co., Ltd.                         65,517
                                                                          9,000  Tokyo Gas Co., Ltd. (f)                     39,956
                                                                                                                       ------------
                                                                                                                            105,473
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.1%           2,000  Olympus Corp.                               52,529
                                                                            600  Terumo Corp.                                17,741
                                                                                                                       ------------
                                                                                                                             70,270
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services - 0.1%             200  Alfresa Holdings Corp.                       9,354
                                                                          1,100  Mediceo Paltac Holdings Co. Ltd.            15,909
                                                                            200  Nichii Gakkan Co.                            5,083
                                                                            600  Suzuken Co., Ltd.                           19,165
                                                                                                                       ------------
                                                                                                                             49,511
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.0%                400  Oriental Land Co., Ltd. (f)                 21,791
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 1.1%                         1,000  Casio Computer Co., Ltd. (f)                16,725
                                                                          1,100  Daito Trust Construction Co.,
                                                                                 Ltd. (f)                                    56,850
                                                                          4,000  Daiwa House Industry Co., Ltd.              62,493
                                                                          1,000  Makita Corp.                                24,570
                                                                         14,000  Matsushita Electric Industrial Co.,
                                                                                 Ltd.                                       269,847
                                                                          3,100  Pioneer Corp.                               42,969
                                                                         14,000  Sanyo Electric Co., Ltd. (f)                37,956
                                                                          5,000  Sekisui Chemical Co., Ltd.                  33,805
                                                                          4,000  Sekisui House Ltd. (f)                      50,292

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          7,000  Sharp Corp.                           $    106,397
                                                                          8,300  Sony Corp. (f)                             338,948
                                                                                                                       ------------
                                                                                                                          1,040,852
                        -----------------------------------------------------------------------------------------------------------
                        Household Products - 0.2%                         5,000  Kao Corp.                                  133,864
                                                                            700  Uni-Charm Corp.                             31,433
                                                                                                                       ------------
                                                                                                                            165,297
                        -----------------------------------------------------------------------------------------------------------
                        IT Services - 0.2%                                2,400  CSK Holdings Corp.                         119,766
                                                                            300  Itochu Techno-Science Corp.                 14,361
                                                                              6  NET One Systems Co., Ltd. (f)               14,488
                                                                             12  NTT Data Corp.                              59,680
                                                                            400  TIS, Inc.                                   12,336
                                                                                                                       ------------
                                                                                                                            220,631
                        -----------------------------------------------------------------------------------------------------------
                        Independent Power Producers & Energy              1,400  Electric Power Development Co.              48,039
                        Traders - 0.1%
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                                     11  Millea Holdings, Inc.                      189,189
                                                                          8,000  Mitsui Sumitomo Insurance Co., Ltd.         97,806
                                                                          8,000  Sompo Japan Insurance, Inc.                108,108
                                                                          2,000  T&D Holdings, Inc.                         132,509
                                                                                                                       ------------
                                                                                                                            527,612
                        -----------------------------------------------------------------------------------------------------------
                        Internet & Catalog Retail - 0.0%                     37  Rakuten, Inc. (b)                           35,737
                        -----------------------------------------------------------------------------------------------------------
                        Internet Software & Services - 0.5%                  80  eAccess Ltd.                                56,596
                                                                              7  Index Corp.                                 12,692
                                                                          6,000  Softbank Corp. (f)                         253,156
                                                                             76  Yahoo! Japan Corp. (f)                     115,259
                                                                                                                       ------------
                                                                                                                            437,703
                        -----------------------------------------------------------------------------------------------------------
                        Leisure Equipment & Products - 0.3%               5,300  Fuji Photo Film Co., Ltd.                  175,125
                                                                            731  Namco Bandai Holdings, Inc.                 10,677
                                                                          1,000  Nikon Corp.                                 15,767
                                                                            400  Sankyo Co., Ltd. (Gunma)                    23,147
                                                                            700  Sega Sammy Holdings, Inc. (f)               23,426
                                                                            800  Shimano, Inc. (f)                           21,012
                                                                          3,200  Yamaha Corp. (f)                            53,166
                                                                                                                       ------------
                                                                                                                            322,320
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.8%                                  3,000  Amada Co., Ltd.                             26,434
                                                                          3,000  Ebara Corp.                                 16,191
                                                                          1,200  Fanuc Ltd. (f)                             101,771
                                                                            500  GLORY LTD. (f)                               8,460

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          3,000  Hino Motors Ltd.                      $     18,987
                                                                         10,000  Ishikawajima-Harima Heavy Industries
                                                                                 Co., Ltd. (f)                               31,602
                                                                          1,000  JTEKT Corp. (f)                             18,597
                                                                         14,000  Kawasaki Heavy Industries Ltd. (f)          51,004
                                                                          6,000  Komatsu Ltd.                                99,178
                                                                         15,000  Kubota Corp.                               125,943
                                                                         35,000  Mitsubishi Heavy Industries Ltd.           154,198
                                                                          1,000  NGK Insulators Ltd. (f)                     14,861
                                                                          5,000  NSK Ltd.                                    34,144
                                                                          3,000  NTN Corp. (f)                               23,689
                                                                            200  SMC Corp.                                   28,552
                                                                          2,000  Sumitomo Heavy Industries Ltd.              16,775
                                                                          1,100  THK Co., Ltd.                               28,705
                                                                          1,000  Takuma Co., Ltd. (f)                         6,676
                                                                                                                       ------------
                                                                                                                            805,767
                        -----------------------------------------------------------------------------------------------------------
                        Marine - 0.1%                                     4,000  Kawasaki Kisen Kaisha Ltd. (f)              25,078
                                                                          6,000  Mitsui OSK Lines Ltd.                       52,309
                                                                          9,000  Nippon Yusen Kabushiki Kaisha               61,611
                                                                                                                       ------------
                                                                                                                            138,998
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.1%                                          6  Dentsu, Inc.                                19,520
                                                                          1,200  Toho Co., Ltd.                              26,841
                                                                            500  Tokyo Broadcasting System, Inc.             13,556
                                                                                                                       ------------
                                                                                                                             59,917
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.2%                            3,000  DAIDO STEEL CO., LTD. (f)                   28,645
                                                                          2,000  Dowa Mining Co., Ltd. (f)                   21,656
                                                                          5,100  JFE Holdings, Inc.                         171,109
                                                                         27,000  Kobe Steel Ltd.                             87,385
                                                                         41,000  Mitsubishi Materials Corp. (f)             209,464
                                                                          5,000  Nippon Light Metal Co., Ltd. (f)            13,768
                                                                         99,000  Nippon Steel Corp.                         352,283
                                                                          8,000  Nisshin Steel Co., Ltd. (f)                 25,824
                                                                         32,000  Sumitomo Metal Industries Ltd.             123,087
                                                                          7,000  Sumitomo Metal Mining Co., Ltd.             86,529
                                                                            900  Tokyo Steel Manufacturing Co., Ltd.         13,039
                                                                                                                       ------------
                                                                                                                          1,132,789
                        -----------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.1%                           2,000  Daimaru, Inc.                               28,840

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          1,800  Marui Co., Ltd.                       $     35,305
                                                                          3,000  Mitsukoshi Ltd.                             19,571
                                                                          3,000  Takashimaya Co., Ltd.                       47,886
                                                                                                                       ------------
                                                                                                                            131,602
                        -----------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.6%                         6,300  Canon, Inc. (f)                            368,296
                                                                          3,500  Konica Minolta Holdings, Inc.               35,614
                                                                          8,000  Ricoh Co., Ltd.                            139,964
                                                                                                                       ------------
                                                                                                                            543,874
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.1%                6,500  Nippon Mining Holdings, Inc.                46,204
                                                                         11,000  Nippon Oil Corp.                            85,275
                                                                                                                       ------------
                                                                                                                            131,479
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.1%                       17  Nippon Paper Group, Inc. (f)                67,983
                                                                          9,000  OJI Paper Co., Ltd. (f)                     53,148
                                                                                                                       ------------
                                                                                                                            121,131
                        -----------------------------------------------------------------------------------------------------------
                        Personal Products - 0.0%                          1,000  Shiseido Co., Ltd. (f)                      18,639
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.0%                            4,200  Astellas Pharma Inc.                       163,687
                                                                          2,300  Chugai Pharmaceutical Co., Ltd. (f)         49,301
                                                                          5,765  Daiichi Sankyo Co., Ltd. (f)               111,119
                                                                          1,500  Eisai Co., Ltd. (f)                         62,908
                                                                          1,000  Kaken Pharmaceutical Co., Ltd.               7,786
                                                                          4,000  Kyowa Hakko Kogyo Co., Ltd.                 27,891
                                                                          3,000  Shionogi & Co., Ltd. (f)                    42,218
                                                                          2,000  Taisho Pharmaceutical Co., Ltd.             37,448
                                                                          8,400  Takeda Pharmaceutical Co., Ltd.            454,054
                                                                          2,000  Tanabe Seiyaku Co., Ltd.                    19,419
                                                                                                                       ------------
                                                                                                                            975,831
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.5%                                1,200  Leopalace21 Corp.                           43,514
                                                                          4,000  Mitsubishi Estate Co., Ltd.                 83,030
                                                                          9,000  Mitsui Fudosan Co., Ltd. (f)               182,623
                                                                          9,000  Sumitomo Realty & Development Co.,
                                                                                 Ltd.                                       195,586
                                                                          3,000  Tokyu Land Corp. (f)                        29,967
                                                                                                                       ------------
                                                                                                                            534,720
                        -----------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.7%                                   16  Central Japan Railway Co.                  153,181
                                                                             30  East Japan Railway Co.                     206,134
                                                                          6,000  Keio Electric Railway Co., Ltd.             35,838
                                                                          2,000  Keisei Electric Railway Co., Ltd.           13,641

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         13,000  Kintetsu Corp.                        $     51,987
                                                                         10,000  Nippon Express Co., Ltd. (f)                60,917
                                                                          1,000  Odakyu Electric Railway Co., Ltd.            5,948
                                                                          1,000  Seino Holdings Corp. (f)                    10,887
                                                                          6,000  Tobu Railway Co., Ltd.                      31,416
                                                                          8,000  Tokyu Corp. (f)                             56,528
                                                                             24  West Japan Railway Co.                     100,042
                                                                                                                       ------------
                                                                                                                            726,519
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor                      400  Advantest Corp. (f)                         40,295
                        Equipment - 0.2%                                    300  Elpida Memory, Inc. (b)(f)                   8,947
                                                                            400  NEC Electronics Corp.                       13,115
                                                                            600  Rohm Co., Ltd.                              65,221
                                                                          1,100  Tokyo Electron Ltd. (f)                     69,059
                                                                                                                       ------------
                                                                                                                            196,637
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.1%                                     400  Fuji Soft ABC, Inc.                         13,386
                                                                            700  Nintendo Co., Ltd.                          84,512
                                                                            100  Oracle Corp. Japan (f)                       4,965
                                                                          1,000  Trend Micro, Inc. (b)(f)                    37,787
                                                                                                                       ------------
                                                                                                                            140,650
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%                             500  Aoyama Trading Co., Ltd.                    16,902
                                                                            200  Autobacs Seven Co., Ltd.                    10,489
                                                                            500  Fast Retailing Co., Ltd. (f)                48,844
                                                                            500  Shimachu Co., Ltd.                          15,166
                                                                            100  Shimamura Co., Ltd.                         13,827
                                                                            200  Yamada Denki Co., Ltd. (f)                  25,011
                                                                                                                       ------------
                                                                                                                            130,239
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury Goods - 0.1%           1,000  Gunze Ltd.                                   6,642
                                                                          1,000  Nisshinbo Industries, Inc.                  10,921
                                                                          1,000  Tokyo Style Co., Ltd.                       12,243
                                                                          6,000  Toyobo Co., Ltd.                            20,080
                                                                                                                       ------------
                                                                                                                             49,886
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco - 0.1%                                        8  Japan Tobacco, Inc.                        116,581
                        -----------------------------------------------------------------------------------------------------------
                        Trading Companies & Distributors - 0.9%          15,000  Itochu Corp.                               125,053
                                                                         13,000  Marubeni Corp. (f)                          69,720
                                                                         14,900  Mitsubishi Corp.                           329,484
                                                                          9,000  Mitsui & Co., Ltd. (f)                     115,521

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          8,900  Sojitz Corp. (b)(f)                   $     52,783
                                                                         13,000  Sumitomo Corp.                             167,966
                                                                                                                       ------------
                                                                                                                            860,527
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                           37  KDDI Corp.                                 213,166
                        Services - 0.4%                                     147  NTT DoCoMo, Inc.                           224,180
                                                                                                                       ------------
                                                                                                                            437,346
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Japan            22,961,506
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%      Construction Materials - 0.1%                    17,914  Fletcher Building Ltd.                      92,113
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                     9,425  Telecom Corp. of New Zealand Ltd.           38,578
                        Services - 0.0%
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.1%                        10,009  Contact Energy Ltd.                         45,194
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%                         2,277  Fisher & Paykel Appliances Holdings
                                                                                 Ltd.                                         5,381
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                                  4,753  Tower Ltd. (b)                               6,733
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.0%                        1  Tenon Ltd.                                       2
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.0%              8,875  Auckland International Airport Ltd.         11,968
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in New Zealand         199,969
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%        Airlines - 0.0%                                   5,000  Singapore Airlines Ltd.                     37,287
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.3%                          11,000  DBS Group Holdings Ltd.                    109,153
                                                                         14,134  Oversea-Chinese Banking Corp.               56,951
                                                                         14,000  United Overseas Bank Ltd.                  122,925
                                                                                                                       ------------
                                                                                                                            289,029
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.0%                  36,000  Datacraft Asia Ltd.                         36,360
                        -----------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.0%                       50  Creative Technology Ltd.                       409
                        -----------------------------------------------------------------------------------------------------------
                        Distributors - 0.0%                                  99  Jardine Cycle & Carriage Ltd.                  661
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.0%             7,000  Singapore Exchange Ltd.                     12,208
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    36,544  Singapore Telecommunications Ltd.           57,141
                        Services - 0.1%
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment & Instruments - 0.0%         3,000  Venture Corp. Ltd.                          24,898
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services - 0.0%           7,000  Parkway Holdings Ltd.                        8,883
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.1%             11,000  City Developments Ltd.                      57,554
                                                                            685  Overseas Union Enterprise Ltd.               4,490
                                                                                                                       ------------
                                                                                                                             62,044
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.1%                      18  Fraser and Neave Ltd.                          200
                                                                          1,000  Haw Par Corp. Ltd.                           3,097
                                                                         24,911  SembCorp Industries Ltd.                    41,049
                                                                                                                       ------------
                                                                                                                             44,346
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                                  4,399  SembCorp Marine Ltd.                         7,302
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Marine - 0.0%                                     5,000  Neptune Orient Lines Ltd.             $     10,103
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.2%                                4,884  Allgreen Properties Ltd.                     3,818
                                                                          9,588  Ascendas Real Estate Investment
                                                                                 Trust                                       11,244
                                                                         78,000  CapitaLand Ltd.                            161,366
                                                                          8,000  CapitaMall Trust                            10,777
                                                                          2,771  Keppel Land Ltd.                             6,099
                                                                             72  MCL Land Ltd.                                   74
                                                                          6,000  United Overseas Land Ltd.                    9,057
                                                                          8,200  Wing Tai Holdings Ltd.                       7,249
                                                                                                                       ------------
                                                                                                                            209,684
                        -----------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.0%                                4,969  SMRT Corp. Ltd.                              3,227
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor                      300  Chartered Semiconductor
                        Equipment - 0.0%                                         Manufacturing Ltd. (b)                       2,289
                                                                          2,000  STATS ChipPAC Ltd. (b)                       1,335
                                                                                                                       ------------
                                                                                                                              3,624
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.0%              2,682  SembCorp Logistics Ltd.                      2,742
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Singapore           809,948
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in the Pacific
                                                                                 Basin/Asia                              30,330,239
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 60.9%
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.3%          Commercial Banks - 0.1%                           1,375  Erste Bank der Oesterreichischen
                                                                                 Sparkassen AG                               76,310
                        -----------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.1%                     2,965  RHI AG (b)                                  79,740
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                     3,177  Telekom Austria AG                          71,201
                        Services - 0.1%
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%                            72  Verbund - Oesterreichische
                                                                                 Elektrizitaetswirtschafts AG                25,589
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                                     83  Andritz AG                                   9,090
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                              210  Boehler-Uddeholm AG                         35,397
                                                                            181  Voestalpine AG                              18,179
                                                                                                                       ------------
                                                                                                                             53,576
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.0%                                   31  IMMOFINANZ Immobilien Anlagen AG (b)           296
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Austria             315,802
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%          Beverages - 0.1%                                  2,487  InBev NV                                   107,866
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.0%                                    287  Solvay SA                                   31,517
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.2%                           2,612  Dexia                                       60,018
                                                                          1,058  KBC Bancassurance Holding                   98,152
                                                                                                                       ------------
                                                                                                                            158,170
                        -----------------------------------------------------------------------------------------------------------
                        Distributors - 0.0%                                  41  D'ieteren SA                                11,244

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.4%            10,431  Fortis                                $    331,590
                                                                            630  Groupe Bruxelles Lambert SA                 61,567
                                                                                                                       ------------
                                                                                                                            393,157
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                     1,362  Belgacom SA                                 44,260
                        Services - 0.1%
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%                         130  Bekaert SA                                  12,106
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.1%                   1,607  Delhaize Group                             104,634
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.0%             252  Omega Pharma SA                             13,082
                        -----------------------------------------------------------------------------------------------------------
                        Leisure Equipment & Products - 0.0%                  32  AGFA-Gevaert NV                                582
                        -----------------------------------------------------------------------------------------------------------
                        Marine - 0.0%                                       138  Compagnie Maritime Belge SA (CMB)            4,533
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                               63  Umicore (b)                                      7
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.1%                              900  UCB SA                                      42,124
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                          295  Mobistar SA (f)                             23,314
                        Services - 0.0%
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Belgium             946,596
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%          Commercial Banks - 0.1%                           2,924  Danske Bank A/S                            102,654
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                     1,782  TDC A/S                                    106,383
                        Services - 0.1%
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%                       2,386  Vestas Wind Systems A/S (b)                 39,053
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                                447  Danisco A/S                                 34,108
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.1%           2,225  GN Store Nord                               29,029
                                                                            314  William Demant Holding (b)                  17,305
                                                                                                                       ------------
                                                                                                                             46,334
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%                           102  Bang & Olufsen A/S Class B                  10,453
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                                  1,848  Topdanmark A/S (b)                         159,858
                        -----------------------------------------------------------------------------------------------------------
                        Marine - 0.1%                                         8  AP Moller - Maersk A/S                      82,487
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.0%                  126  D/S Torm A/S                                 6,077
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.2%                            3,820  H Lundbeck A/S                              78,835
                                                                          2,408  Novo-Nordisk A/S B                         134,995
                                                                                                                       ------------
                                                                                                                            213,830
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Denmark             801,237
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%          Auto Components - 0.0%                                1  Nokian Renkaat Oyj                              13
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.9%                  47,067  Nokia Oyj                                  857,752
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                     2,668  Elisa Corp.                                 49,251
                        Services - 0.1%                                   3,773  TeliaSonera AB                              20,250
                                                                                                                       ------------
                                                                                                                             69,501
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.0%                             7  Fortum Oyj                                     131
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.0%                       4  Kesko Oyj Class B                              113
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        IT Services - 0.0%                                  123  Tietoenator Oyj                       $      4,476
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                                  3,560  Sampo Oyj                                   61,812
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                                  4,932  Metso Oyj                                  134,502
                                                                              1  Wartsila Oyj                                    29
                                                                                                                       ------------
                                                                                                                            134,531
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                               35  Outokumpu Oyj                                  518
                                                                          1,036  Rautaruukki Oyj                             25,112
                                                                                                                       ------------
                                                                                                                             25,630
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.0%                    2  Neste Oil Oyj (b)                               56
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.1%                    3,429  Stora Enso Oyj Class R                      46,271
                                                                          3,114  UPM-Kymmene Oyj                             60,827
                                                                                                                       ------------
                                                                                                                            107,098
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.0%                                2  Orion OYJ Class B                               37
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Finland           1,261,150
-----------------------------------------------------------------------------------------------------------------------------------
France - 8.7%           Aerospace & Defense - 0.1%                        2,217  European Aeronautic Defense and
                                                                                 Space Co.                                   83,421
                                                                            864  Zodiac SA                                   55,288
                                                                                                                       ------------
                                                                                                                            138,709
                        -----------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                                   1,100  Air France-KLM                              23,472
                        -----------------------------------------------------------------------------------------------------------
                        Auto Components - 0.1%                            1,317  Compagnie Generale des
                                                                                 Etablissements Michelin                     73,759
                        -----------------------------------------------------------------------------------------------------------
                        Automobiles - 0.2%                                   14  Peugeot SA                                     804
                                                                          2,618  Renault SA                                 212,768
                                                                                                                       ------------
                                                                                                                            213,572
                        -----------------------------------------------------------------------------------------------------------
                        Beverages - 0.0%                                      3  Pernod-Ricard                                  522
                        -----------------------------------------------------------------------------------------------------------
                        Building Products - 0.1%                          2,140  Cie de Saint-Gobain                        126,843
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.2%                                    962  Air Liquide                                184,393
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.2%                           7,125  BNP Paribas                                574,434
                                                                          5,711  Credit Agricole SA                         179,256
                                                                          3,147  Societe Generale                           385,682
                                                                                                                       ------------
                                                                                                                          1,139,372
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 0.0%               535  Societe BIC SA                              31,711
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.2%                   2,100  Alcatel SA (a)(b)                           26,040
                                                                         10,215  Alcatel SA (b)                             126,154
                                                                                                                       ------------
                                                                                                                            152,194
                        -----------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 0.0%                     6  Vinci SA                                       514
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.2%                       491  Imerys SA                             $     35,387
                                                                          1,686  Lafarge SA                                 151,143
                                                                                                                       ------------
                                                                                                                            186,530
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    14,586  France Telecom SA                          361,132
                        Services - 0.4%
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%                         997  Alstom (b)                                  57,178
                        -----------------------------------------------------------------------------------------------------------
                        Energy Equipment & Services - 0.1%                1,255  Technip SA                                  75,201
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.2%                   4,864  Carrefour SA                               227,084
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                              1,799  Groupe Danone                              187,268
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.0%               7  Cie Generale d'Optique Essilor
                                                                                 International SA                               563
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.2%              1,119  Accor SA                                    61,323
                                                                          1,596  Sodexho Alliance SA                         65,513
                                                                                                                       ------------
                                                                                                                            126,836
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.2%                         7,343  Thomson                                    153,308
                        -----------------------------------------------------------------------------------------------------------
                        IT Services - 0.1%                                  314  Atos Origin (b)                             20,612
                                                                          1,121  Cap Gemini SA (b)                           44,838
                                                                                                                       ------------
                                                                                                                             65,450
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.7%                                 14,228  AXA                                        457,495
                                                                          2,800  AXA (a)                                     90,524
                                                                          2,198  CNP Assurances                             172,671
                                                                          7,658  SCOR                                        16,440
                                                                                                                       ------------
                                                                                                                            737,130
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.6%                                        636  Lagardere S.C.A.                            48,763
                                                                          5,099  Publicis Groupe                            176,827
                                                                          2,022  Societe Television Francaise 1              55,906
                                                                          8,087  Vivendi Universal SA                       252,403
                                                                          2,500  Vivendi Universal SA                        78,575
                                                                                                                       ------------
                                                                                                                            612,474
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.1%                            4,580  Arcelor                                    113,179
                        -----------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.5%                            4,131  Suez SA                                    128,153
                                                                          4,948  Suez SA                                    153,381
                                                                          3,947  Veolia Environnement                       178,034
                                                                                                                       ------------
                                                                                                                            459,568
                        -----------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.1%                             918  Pinault-Printemps-Redoute                  103,031
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 1.0%                4,041  Total SA                                 1,011,465
                        -----------------------------------------------------------------------------------------------------------
                        Personal Products - 0.3%                          4,512  L'Oreal SA                                 334,230
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.8%                            9,622  Sanofi-Aventis                        $    839,873
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.1%                                    1  Klepierre                                       94
                                                                            614  Unibail                                     81,405
                                                                                                                       ------------
                                                                                                                             81,499
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.0%                                     610  Business Objects SA (b)                     24,601
                                                                            527  Dassault Systemes SA                        29,645
                                                                                                                       ------------
                                                                                                                             54,246
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury Goods - 0.2%             100  Hermes International                        24,924
                                                                          1,728  LVMH Moet Hennessy Louis Vuitton SA        152,972
                                                                                                                       ------------
                                                                                                                            177,896
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.4%              5,093  Autoroutes du Sud de la France             300,373
                                                                            749  Societe des Autoroutes
                                                                                 Paris-Rhin-Rhone                            53,362
                                                                            208  Societe des Autoroutes du Nord et
                                                                                 de l'Est de la France (b)                   14,034
                                                                                                                       ------------
                                                                                                                            367,769
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                        1,232  Bouygues                                    60,017
                        Services - 0.1%
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in France            8,477,988
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 5.6%          Air Freight & Logistics - 0.2%                    6,208  Deutsche Post AG                           149,977
                        -----------------------------------------------------------------------------------------------------------
                        Auto Components - 0.1%                              750  Continental AG                              66,332
                        -----------------------------------------------------------------------------------------------------------
                        Automobiles - 0.5%                                9,688  DaimlerChrysler AG                         492,982
                                                                            148  Volkswagen AG                                7,788
                                                                                                                       ------------
                                                                                                                            500,770
                        -----------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                              1,274  Qiagen NV (b)                               14,937
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.4%                            4,384  Deutsche Bank AG Registered Shares         423,517
                                                                            515  MLP AG                                      10,643
                                                                                                                       ------------
                                                                                                                            434,160
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.5%                                  6,589  BASF AG                                    502,930
                                                                            287  Linde AG                                    22,265
                                                                                                                       ------------
                                                                                                                            525,195
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.1%                           3,796  Commerzbank AG                             116,506
                        -----------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.0%                      142  Wincor Nixdorf AG                           14,969
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    22,496  Deutsche Telekom AG                        373,615
                        Services - 0.4%
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.7%                         6,946  E.ON AG                                    716,001
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment & Instruments - 0.0%           461  Epcos AG (b)                                 6,014
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.1%                   1,735  Metro AG                              $     83,498
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.0%                                601  Suedzucker AG                               14,058
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services - 0.0%             195  Fresenius Medical Care AG                   20,471
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.0%              2,039  TUI AG                                      41,608
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.6%                   7,015  Siemens AG                                 599,078
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                                  3,089  Allianz AG Registered Shares               466,167
                                                                             16  Muenchener Rueckversicherungs AG
                                                                                 Registered Shares                            2,159
                                                                                                                       ------------
                                                                                                                            468,326
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.1%                                    703  MAN AG                                      37,381
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.1%                            3,274  ThyssenKrupp AG                             68,046
                        -----------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.4%                            4,879  RWE AG                                     359,977
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.2%                            1,062  Altana AG                                   57,623
                                                                            127  Merck KGaA                                  10,479
                                                                          2,114  Schering AG                                141,136
                                                                                                                       ------------
                                                                                                                            209,238
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor                    5,949  Infineon Technologies AG (b)                54,243
                        Equipment - 0.1%
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.3%                                   1,842  SAP AG                                     332,776
                                                                            400  SAP AG (a)                                  18,028
                                                                                                                       ------------
                                                                                                                            350,804
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury Goods - 0.2%             289  Adidas-Salomon AG                           54,542
                                                                            521  Puma AG Rudolf Dassler Sport               151,486
                                                                                                                       ------------
                                                                                                                            206,028
                        -----------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage Finance - 0.1%                 1,820  Hypo Real Estate Holding AG                 94,416
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Germany           5,525,648
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%           Beverages - 0.1%                                  2,288  Coca-Cola Hellenic Bottling Co. SA          67,146
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.2%                           1,322  Alpha Bank AE                               38,454
                                                                          1,724  EFG Eurobank Ergasias SA                    53,970
                                                                            405  Emporiki Bank of Greece SA                  13,653
                                                                          2,411  National Bank of Greece SA                 102,210
                                                                          1,592  Piraeus Bank SA                             33,951
                                                                                                                       ------------
                                                                                                                            242,238
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.0%                     774  Intracom SA                                  5,113
                        -----------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 0.0%                   875  Hellenic Technodomiki Tev SA                 5,635
                                                                            728  Technical Olympic SA                         4,036
                                                                                                                       ------------
                                                                                                                              9,671
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.0%                       521  Titan Cement Co. SA                   $     21,202
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                     1,121  Hellenic Telecommunications
                        Services - 0.0%                                          Organization SA (b)                         23,801
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.1%                         2,772  Public Power Corp.                          60,359
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.0%                393  Hyatt Regency SA                             4,951
                                                                          1,015  OPAP SA                                     34,840
                                                                                                                       ------------
                                                                                                                             39,791
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                        7,744  Cosmote Mobile Telecommunications SA       171,545
                        Services - 0.2%
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Greece              640,866
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%          Airlines - 0.1%                                  12,393  Ryanair Holdings Plc (b)                   121,331
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.4%                           6,088  Allied Irish Banks Plc                     129,619
                                                                         10,798  Bank of Ireland                            169,484
                                                                          7,966  Depfa Bank Plc                             117,360
                                                                                                                       ------------
                                                                                                                            416,463
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    17,498  Eircom Group Plc                            40,867
                        Services - 0.0%
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.0%                   5,832  Fyffes Plc                                  15,822
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.1%                              1,807  Greencore Group Plc                          7,162
                                                                            801  Iaws Group Plc                              11,480
                                                                          2,163  Kerry Group Plc                             47,736
                                                                                                                       ------------
                                                                                                                             66,378
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.0%                       106,764  Waterford Wedgewood                          7,556
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                                  2,449  Irish Life & Permanent Plc                  49,859
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.0%                                      6,017  Independent News & Media Plc                18,027
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 0.1%                            3,667  Elan Corp. Plc (b)                          49,310
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Ireland             785,613
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%            Aerospace & Defense - 0.1%                        2,673  Finmeccanica SpA                            51,551
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.2%                            7,471  Banca Fideuram SpA                          40,449
                                                                          6,663  Mediobanca SpA                             126,771
                                                                                                                       ------------
                                                                                                                            167,220
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.7%                           1,041  Banca Antonveneta SpA                       32,282
                                                                         46,515  Banca Intesa SpA                           245,529
                                                                         21,132  Banca Intesa SpA (RNC)                     104,042
                                                                          1,300  Banca Lombarda e Piemontese SpA             18,475
                                                                             28  Banca Monte dei Paschi di Siena SpA            130
                                                                         34,936  Banca Nazionale del Lavoro SpA (b)         114,725
                                                                          6,200  Banca Popolare Italiana                     54,813

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            800  Banca Popolare dell'Etruria e del
                                                                                 Lazio                                 $     13,324
                                                                            400  Banca Popolare di Intra Scrl                 5,553
                                                                          4,013  Banca Popolare di Milano Scrl               43,766
                                                                            512  Banche Popolari Unite Scrl                  11,185
                                                                             32  Banco Popolare di Verona e
                                                                                 Novara Scrl                                    645
                                                                         25,017  Capitalia SpA                              144,298
                                                                          1,600  Credito Emiliano SpA                        17,788
                                                                            500  Piccolo Credito Valtellinese Scarl           6,617
                                                                         20,198  Sanpaolo IMI SpA                           314,866
                                                                         79,710  UniCredito Italiano SpA                    545,628
                                                                                                                       ------------
                                                                                                                          1,673,666
                        -----------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.0%                     2,657  Italcementi SpA                             49,402
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.0%             1,792  FinecoGroup SpA                             17,172
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    74,529  Telecom Italia SpA                         216,261
                        Services - 0.3%                                  42,283  Telecom Italia SpA (RNC)                   104,488
                                                                                                                       ------------
                                                                                                                            320,749
                        -----------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.1%                             16,703  Snam Rete Gas SpA                           68,425
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.0%                  24,771  Pirelli & C SpA                             22,674
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.3%                                  3,691  Alleanza Assicurazioni SpA                  45,422
                                                                          7,341  Assicurazioni Generali SpA                 255,530
                                                                                                                       ------------
                                                                                                                            300,952
                        -----------------------------------------------------------------------------------------------------------
                        Internet Software & Services - 0.0%               5,985  Telecom Italia Media SpA (b)                 3,156
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.2%                                     18,967  Gruppo Editoriale L'Espresso SpA (f)        99,670
                                                                         10,024  Mediaset SpA                               105,823
                                                                                                                       ------------
                                                                                                                            205,493
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.6%               21,357  ENI SpA                                    590,241
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury Goods - 0.1%             564  Benetton Group SpA                           6,400
                                                                          2,985  Bulgari SpA                                 33,203
                                                                          1,203  Luxottica Group SpA                         30,409
                                                                                                                       ------------
                                                                                                                             70,012
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Italy             3,540,713
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.5%      Air Freight & Logistics - 0.1%                    2,094  TNT NV                                      65,207
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.3%                                  5,594  Akzo Nobel NV                              258,328
                                                                          1,997  DSM NV                                      81,267
                                                                                                                       ------------
                                                                                                                            339,595
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.4%                          13,413  ABN AMRO Holding NV                   $    349,493
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 0.1%             6,600  AM NV                                       78,473
                                                                          1,042  Buhrmann NV                                 15,278
                                                                            546  Randstad Holdings NV                        23,630
                                                                                                                       ------------
                                                                                                                            117,381
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.6%               395  Euronext NV                                 20,501
                                                                            800  ING Groep NV (a)                            27,856
                                                                         15,680  ING Groep NV CVA                           541,914
                                                                                                                       ------------
                                                                                                                            590,271
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    17,760  Royal KPN NV                               177,437
                        Services - 0.2%
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.1%                  10,424  Koninklijke Ahold NV (b)                    77,831
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.5%                              7,117  Unilever NV                                485,643
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.4%                        13,743  Koninklijke Philips Electronics NV         425,528
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.2%                                 12,242  Aegon NV                                   198,551
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.3%                                      5,564  Reed Elsevier NV                            77,444
                                                                          1,129  VNU NV                                      37,301
                                                                          8,452  Wolters Kluwer NV                          170,280
                                                                                                                       ------------
                                                                                                                            285,025
                        -----------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.1%                         8,172  OCE NV (f)                                 117,503
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor                    9,103  ASML Holding NV (b)                        181,463
                        Equipment - 0.2%
                        -----------------------------------------------------------------------------------------------------------
                        Trading Companies & Distributors - 0.0%             125  Hagemeyer NV (b)                               404
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in the
                                                                                 Netherlands                              3,411,332
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%           Airlines - 0.0%                                   2,550  SAS AB (b)                                  32,764
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.1%                                  3,986  Yara International ASA                      57,836
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.0%                           2,987  DNB NOR ASA                                 31,761
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.0%                     668  Tandberg Television ASA (b)(f)               8,805
                        -----------------------------------------------------------------------------------------------------------
                        Energy Equipment & Services - 0.1%                  306  ProSafe ASA                                 12,947
                                                                            334  Smedvig ASA Class A                          9,717
                                                                          1,808  Stolt Offshore SA (b)                       20,960
                                                                                                                       ------------
                                                                                                                             43,624
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.2%                              4,463  Orkla ASA                                  184,221
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.0%                                  2,155  Storebrand ASA (f)                          18,538
                        -----------------------------------------------------------------------------------------------------------
                        Marine - 0.0%                                       351  Stolt-Nielsen SA                            11,586
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.4%                  471  Frontline Ltd. (f)                          17,946
                                                                          2,635  Norsk Hydro ASA                            269,678

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          5,965  Statoil ASA                           $    136,544
                                                                                                                       ------------
                                                                                                                            424,168
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.0%                        3  Norske Skogindustrier ASA                       48
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Norway              813,351
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.2%         Commercial Banks - 0.1%                           2,760  Banco BPI SA                                12,566
                                                                         30,048  Banco Comercial Portugues SA
                                                                                 Registered Shares                           82,582
                                                                                                                       ------------
                                                                                                                             95,148
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.0%                     346  Jeronimo Martins                             5,183
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.1%                  49,594  Sonae SGPS SA                               69,028
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.0%              2,888  Brisa-Auto Estradas de Portugal SA
                                                                                 Private Shares                              24,391
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Portugal            193,750
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.3%            Airlines - 0.0%                                   4,386  Iberia Lineas Aereas de Espana              11,847
                        -----------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                                309  Puleva Biotech SA (b)                          860
                                                                              1  Zeltia SA                                        7
                                                                                                                       ------------
                                                                                                                                867
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.2%                          25,134  Banco Bilbao Vizcaya Argentaria SA         447,074
                                                                          4,300  Banco Bilbao Vizcaya Argentaria SA
                                                                                 (a)(f)                                      76,755
                                                                              1  Banco Popular Espanol SA                        12
                                                                         51,314  Banco Santander Central Hispano SA         674,882
                                                                                                                       ------------
                                                                                                                          1,198,723
                        -----------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 0.1%                   318  Acciona SA                                  35,428
                                                                            466  Fomento de Construcciones y
                                                                                 Contratas SA                                26,329
                                                                                                                       ------------
                                                                                                                             61,757
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    32,903  Telefonica SA                              493,285
                        Services - 0.7%                                   5,300  Telefonica SA (a)                          238,606
                                                                                                                       ------------
                                                                                                                            731,891
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.4%                         9,700  Endesa SA                                  254,233
                                                                          2,844  Union Fenosa SA (f)                        105,436
                                                                                                                       ------------
                                                                                                                            359,669
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.0%                       2,737  Gamesa Corp. Tecnologica SA                 39,903
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                                  8,347  Corporacion Mapfre SA (f)                  137,348
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.0%                                      1,198  Promotora de Informaciones SA (f)           20,349
                                                                             63  Sogecable SA (b)                             2,516
                                                                                                                       ------------
                                                                                                                             22,865
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                            1,641  Acerinox SA                                 23,789
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.4%               12,427  Repsol YPF SA                         $    361,620
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.0%                                  280  Inmobiliaria Colonial SA                    15,814
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%                           3,072  Inditex SA                                  99,830
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco - 0.1%                                      984  Altadis SA                                  44,477
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.1%              3,120  Abertis Infraestructuras SA                 78,241
                        -----------------------------------------------------------------------------------------------------------
                        Water Utilities - 0.1%                            2,099  Sociedad General de Aguas de
                                                                                 Barcelona SA Class A                        44,566
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Spain             3,233,207
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.1%           Airlines - 0.0%                                      17  SAS AB (b)                                     223
                        -----------------------------------------------------------------------------------------------------------
                        Building Products - 0.0%                          2,614  Assa Abloy AB B                             41,056
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.4%                          22,905  Nordea Bank AB                             237,436
                                                                          6,115  Skandinaviska Enskilda Banken AB
                                                                                 Class A                                    125,625
                                                                                                                       ------------
                                                                                                                            363,061
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.5%                 135,861  Telefonaktiebolaget LM Ericsson            466,037
                        -----------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 0.1%                 5,284  Skanska AB Class B                          80,336
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                     5,142  Tele2 AB                                    55,079
                        Services - 0.1%                                   7,612  TeliaSonera AB                              40,840
                                                                                                                       ------------
                                                                                                                             95,919
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.0%                     269  Axfood AB                                    7,504
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.0%           2,269  Getinge AB Class B                          31,218
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services - 0.1%             688  Capio AB                                    12,232
                                                                          3,463  Gambro AB                                   37,747
                                                                          2,725  Gambro AB                                   29,617
                                                                                                                       ------------
                                                                                                                             79,596
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.1%                                 12,846  Skandia Forsakrings AB                      76,831
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.5%                                  2,188  Alfa Laval AB                               47,287
                                                                          3,015  Atlas Copco AB Class A                      67,054
                                                                          2,355  Atlas Copco AB Class B                      46,901
                                                                          2,573  Sandvik AB                                 119,620
                                                                            703  Trelleborg AB Class B                       14,001
                                                                          1,118  Volvo AB Class A                            51,204
                                                                          2,806  Volvo AB Class B                           132,039
                                                                                                                       ------------
                                                                                                                            478,106
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.0%                                      1,391  Eniro AB                                    17,478
                                                                            620  Modern Times Group AB Class B (b)           25,825
                                                                                                                       ------------
                                                                                                                             43,303
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.0%                              458  Ssab Svenskt Stal AB Series A         $     16,631
                                                                            216  Ssab Svenskt Stal AB Series B                7,301
                                                                                                                       ------------
                                                                                                                             23,932
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.1%                                  498  Castellum AB                                17,896
                                                                            300  Kungsleden AB                                8,670
                                                                          2,694  Wihlborgs Fastigheter AB                    51,283
                                                                                                                       ------------
                                                                                                                             77,849
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.0%                                   2,217  Telelogic AB (b)                             5,683
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.2%                           4,180  Hennes & Mauritz AB B Shares               141,809
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco - 0.0%                                    2,851  Swedish Match AB                            33,494
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Sweden            2,045,957
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.4%      Auto Components - 0.0%                               40  Rieter Holding AG                           11,837
                        -----------------------------------------------------------------------------------------------------------
                        Biotechnology - 0.0%                                 17  Serono SA                                   13,505
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 1.5%                           11,292  Credit Suisse Group                        574,046
                                                                          6,400  UBS AG Registered Shares                   608,960
                                                                          3,555  UBS AG Registered Shares                   337,441
                                                                                                                       ------------
                                                                                                                          1,520,447
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.3%                                    611  Ciba Specialty Chemicals AG
                                                                                 Registered Shares                           39,406
                                                                          7,978  Clariant AG                                117,132
                                                                            931  Lonza Group AG Registered Shares            56,795
                                                                            772  Syngenta AG                                 95,771
                                                                                                                       ------------
                                                                                                                            309,104
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 0.0%               685  Adecco SA Registered Shares                 31,497
                        -----------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 0.0%                      741  Logitech International SA (b)               34,718
                        -----------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.2%                     2,195  Holcim Ltd.                                149,059
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 0.1%                       9,535  ABB Ltd. (b)                                92,243
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 1.1%                              3,633  Nestle SA Registered Shares              1,083,326
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.2%             742  Nobel Biocare Holding AG                   162,706
                                                                            380  Phonak Holding AG Registered Shares         16,319
                                                                             70  Straumann Holding AG Registered
                                                                                 Shares                                      16,173
                                                                                                                       ------------
                                                                                                                            195,198
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.2%                230  Kuoni Reisen Holding AG Registered
                                                                                 Shares                                      94,935
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.5%                                  2,997  Swiss Reinsurance Registered Shares        218,757
                                                                          1,339  Zurich Financial Services AG               284,472
                                                                                                                       ------------
                                                                                                                            503,229
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                                     42  Sulzer AG                                   22,180
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Marine - 0.0%                                       100  Kuehne & Nagel International AG       $     28,112
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.9%                           22,328  Novartis AG Registered Shares            1,169,808
                                                                          4,557  Roche Holding AG                           682,193
                                                                                                                       ------------
                                                                                                                          1,852,001
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor                      857  Micronas Semiconductor Holding AG
                        Equipment - 0.0%                                         Registered Shares (b)                       28,286
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.1%                             221  Valora Holding AG                           42,718
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury Goods - 0.3%           5,480  Compagnie Financiere Richemont AG          237,836
                                                                            100  The Swatch Group Ltd. Bearer Shares         14,796
                                                                                                                       ------------
                                                                                                                            252,632
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Switzerland       6,265,027
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -        Aerospace & Defense - 0.4%                       33,435  BAE Systems Plc                            219,121
21.9%                                                                     3,904  Meggitt Plc                                 24,262
                                                                         26,915  Rolls-Royce Group Plc                      197,531
                                                                                                                       ------------
                                                                                                                            440,914
                        -----------------------------------------------------------------------------------------------------------
                        Airlines - 0.0%                                   4,401  British Airways Plc (b)                     25,235
                        -----------------------------------------------------------------------------------------------------------
                        Auto Components - 0.1%                           31,033  GKN Plc                                    153,434
                        -----------------------------------------------------------------------------------------------------------
                        Beverages - 0.3%                                 11,371  Diageo Plc                                 164,465
                                                                         10,909  Scottish & Newcastle Plc                    91,111
                                                                                                                       ------------
                                                                                                                            255,576
                        -----------------------------------------------------------------------------------------------------------
                        Building Products - 0.0%                          9,449  Pilkington Plc                              24,170
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 0.3%                            2,602  3i Group Plc                                37,857
                                                                          9,973  Amvescap Plc                                75,675
                                                                          4,499  ICAP Plc                                    31,281
                                                                          3,399  Man Group Plc                              111,452
                                                                          1,797  Schroders Plc                               29,307
                                                                                                                       ------------
                                                                                                                            285,572
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.3%                                  5,687  BOC Group Plc                              116,962
                                                                         25,682  Imperial Chemical Industries Plc           146,376
                                                                                                                       ------------
                                                                                                                            263,338
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 4.1%                          60,222  Barclays Plc                               631,685
                                                                         36,642  HBOS Plc                                   624,644
                                                                        108,135  HSBC Holdings Plc                        1,732,016
                                                                         53,579  Lloyds TSB Group Plc                       449,328

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         17,642  Royal Bank of Scotland Group Plc      $    531,532
                                                                                                                       ------------
                                                                                                                          3,969,205
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 0.3%             2,720  Aggreko Plc                                 12,666
                                                                         12,411  Brambles Industries Plc                     88,848
                                                                          5,727  Capita Group Plc                            40,974
                                                                          1,782  Davis Service Group Plc                     14,822
                                                                          2,547  De La Rue Plc                               20,442
                                                                         18,836  Group 4 Securicor Plc                       52,062
                                                                              1  Hays Plc                                         2
                                                                         11,870  Serco Group Plc                             64,037
                                                                                                                       ------------
                                                                                                                            293,853
                        -----------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 0.1%                20,443  Balfour Beatty Plc                         124,939
                        -----------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.2%                     6,597  BPB Plc                                     87,488
                                                                          6,285  Hanson Plc                                  68,946
                                                                                                                       ------------
                                                                                                                            156,434
                        -----------------------------------------------------------------------------------------------------------
                        Distributors - 0.0%                                 690  Inchcape Plc                                27,020
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                    74,470  BT Group Plc                               284,776
                        Services - 0.3%                                   3,997  Cable & Wireless Plc                         8,183
                                                                                                                       ------------
                                                                                                                            292,959
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 0.2%                        12,041  Scottish Power Plc                         112,348
                                                                          1,000  Scottish Power Plc                          37,380
                                                                                                                       ------------
                                                                                                                            149,728
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment & Instruments - 0.0%           490  Electrocomponents Plc                        2,364
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.7%                   3,170  Boots Group Plc                             32,924
                                                                         41,119  J Sainsbury Plc                            222,537
                                                                         75,162  Tesco Plc                                  427,746
                                                                                                                       ------------
                                                                                                                            683,207
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.5%                             21,949  Cadbury Schweppes Plc                      207,055
                                                                          4,270  Tate & Lyle Plc                             41,271
                                                                         27,905  Unilever Plc                               276,176
                                                                                                                       ------------
                                                                                                                            524,502
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment & Supplies - 0.0%               1  Smith & Nephew Plc                               9
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services - 0.3%          13,193  Alliance Unichem Plc                       181,305
                                                                         12,492  iSOFT Group Plc                             83,530
                                                                                                                       ------------
                                                                                                                            264,835
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 0.6%              1,883  Carnival Plc                          $    106,676
                                                                         18,508  Compass Group Plc                           70,060
                                                                          3,004  Enterprise Inns Plc                         48,373
                                                                          4,075  First Choice Holidays Plc                   17,489
                                                                         20,197  Hilton Group Plc                           126,036
                                                                         26,311  Mitchells & Butlers Plc                    188,807
                                                                          2,287  Punch Taverns Plc                           33,333
                                                                          2,245  Whitbread Plc                               36,575
                                                                                                                       ------------
                                                                                                                            627,349
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.2%                         2,194  Barratt Developments  Plc                   37,138
                                                                            993  Berkeley Group Holdings Plc (b)             18,939
                                                                          2,515  Persimmon Plc                               54,315
                                                                          5,367  Taylor Woodrow Plc                          35,058
                                                                          3,684  Wimpey George Plc                           30,357
                                                                                                                       ------------
                                                                                                                            175,807
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 0.8%                                 20,786  Aviva Plc                                  251,573
                                                                          1,803  Britannic Group plc                         20,057
                                                                         57,412  Friends Provident Plc                      186,774
                                                                         40,859  Legal & General Group Plc                   85,576
                                                                         20,570  Prudential Plc                             194,223
                                                                                                                       ------------
                                                                                                                            738,203
                        -----------------------------------------------------------------------------------------------------------
                        Internet Software & Services - 0.0%                 200  Iona Technologies Plc (b)                      590
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.0%                                  3,243  IMI Plc                                     28,004
                        -----------------------------------------------------------------------------------------------------------
                        Media - 1.0%                                     25,218  Aegis Group Plc                             52,817
                                                                         14,156  British Sky Broadcasting Plc               120,660
                                                                         35,235  ITV Plc                                     68,050
                                                                         19,587  Pearson Plc                                231,177
                                                                         11,005  Reed Elsevier Plc                          103,154
                                                                         17,446  Reuters Group Plc                          128,936
                                                                          2,598  United Business Media Plc                   28,411
                                                                         12,666  WPP Group Plc                              136,771
                                                                          6,057  Yell Group Plc                              55,787
                                                                                                                       ------------
                                                                                                                            925,763
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.7%                           13,364  Anglo American Plc                         454,032
                                                                          2,970  BHP Billiton Plc                            48,412
                                                                          3,442  Rio Tinto Plc Registered Shares            156,884
                                                                                                                       ------------
                                                                                                                            659,328
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.7%                           68,511  Centrica Plc                          $    299,625
                                                                         23,398  National Grid Plc                          228,356
                                                                         10,840  United Utilities Plc                       124,869
                                                                                                                       ------------
                                                                                                                            652,850
                        -----------------------------------------------------------------------------------------------------------
                        Multiline Retail - 0.3%                          31,269  Marks & Spencer Group Plc                  271,087
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 4.2%               13,942  BG Group Plc                               137,505
                                                                        183,500  BP Plc                                   1,949,983
                                                                            600  BP Plc (a)                                  38,532
                                                                         57,328  Royal Dutch Shell Plc                    1,742,968
                                                                          7,813  Royal Dutch Shell Plc Class B              249,211
                                                                                                                       ------------
                                                                                                                          4,118,199
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.8%                           15,059  AstraZeneca Plc                            731,363
                                                                         39,322  GlaxoSmithKline Plc                        991,657
                                                                                                                       ------------
                                                                                                                          1,723,020
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.5%                                4,461  British Land Co. Plc                        81,638
                                                                          2,320  Brixton plc                                 17,226
                                                                          1,714  Great Portland Estates Plc                  12,638
                                                                          5,989  Hammerson Plc                              105,077
                                                                          9,389  Land Securities Group Plc                  268,050
                                                                          3,835  Slough Estates Plc                          39,403
                                                                                                                       ------------
                                                                                                                            524,032
                        -----------------------------------------------------------------------------------------------------------
                        Road & Rail - 0.1%                                1,785  Arriva Plc                                  17,850
                                                                          3,621  Firstgroup Plc                              24,974
                                                                          2,831  Northgate Plc                               47,313
                                                                                                                       ------------
                                                                                                                             90,137
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.0%                                  11,034  Sage Group Plc                              48,872
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.3%                               1  Dixons Group Plc                                 3
                                                                         11,412  HMV Group Plc                               35,411
                                                                         27,904  Kingfisher Plc                             113,652
                                                                          5,580  MFI Furniture Plc                            7,664
                                                                          7,606  Travis Perkins Plc                         182,805
                                                                                                                       ------------
                                                                                                                            339,535
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco - 0.5%                                   10,185  British American Tobacco Plc               227,305
                                                                          5,755  Gallaher Group Plc                          86,696
                                                                          6,252  Imperial Tobacco Group Plc                 186,433
                                                                                                                       ------------
                                                                                                                            500,434
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                         Shares
Country                 Industry                                           Held  Common Stocks                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Trading Companies & Distributors - 0.1%           6,798  Wolseley Plc                          $    142,962
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.4%                  1  Associated British Ports
                                                                                 Holdings Plc                                    10
                                                                         22,732  BAA Plc                                    244,686
                                                                         26,871  BBA Group Plc                              151,539
                                                                                                                       ------------
                                                                                                                            396,235
                        -----------------------------------------------------------------------------------------------------------
                        Water Utilities - 0.1%                            5,086  Severn Trent Plc                            94,648
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                       33,500  02 Plc                                     113,727
                        Services - 1.5%                                 614,146  Vodafone Group Plc                       1,323,182
                                                                            100  Vodafone Group Plc (a)                       2,147
                                                                                                                       ------------
                                                                                                                          1,439,056
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in the United
                                                                                 Kingdom                                 21,433,405
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks in Western
                                                                                 Europe                                  59,691,642
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Total Common Stocks
                                                                                 (Cost - $61,948,362) - 92.1%            90,199,127
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%        Commercial Banks - 0.2%                           4,300  National Australia Bank Ltd.,
                                                                                 7.875% (d)                                 169,420
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Preferred Stocks in Pacific
                                                                                 Basin/Asia                                 169,420
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%          Automobiles - 0.4%                                  268  Porsche AG                                 191,875
                                                                          4,206  Volkswagen AG, 4.35%                       161,239
                                                                                                                       ------------
                                                                                                                            353,114
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.1%                                    671  Henkel KGaA, 1.75%                          67,276
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services - 0.0%             470  Fresenius Medical Care AG, 2.30%            43,713
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Total Preferred Stocks in Western
                                                                                 Europe                                     464,103
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Total Preferred Stocks
                                                                                 (Cost - $530,406) - 0.7%                   633,523
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Warrants (c)
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%        Chemicals - 0.0%                                  5,600  Kingboard Chemicals Holdings
                                                                                 (expires 12/31/2006)                         1,950
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Warrants (Cost - $0) - 0.0%            1,950
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)


                                                                         Shares
Country                 Industry                                           Held  Rights                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.0%         Industrial Conglomerates - 0.0%                  49,594  Sonae SGPS SA (b)(e)                  $     25,383
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Rights (Cost - $21,514) - 0.0%        25,383
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Face
                                                                         Amount  Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%            Air Freight & Logistics - 0.0%           JPY  3,000,000  Yamato Transport Yamtra Series 7,
                                                                                 1.20% due 9/30/2009 (d)                     42,015
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 0.0%                       2,000,000  The Bank of Fukuoka Ltd. Series 2,
                                                                                 1.10% due 9/28/2007 (d)                     38,376
                        -----------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.1%                          5,000,000  Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                                 due 3/31/2009 (d)                           63,537
                        -----------------------------------------------------------------------------------------------------------
                        Real Estate - 0.1%                            5,000,000  Mitsubishi Estate Co. Ltd., .402%
                                                                                 due 9/30/2006 (d)(g)                        85,420
                        -----------------------------------------------------------------------------------------------------------
                        Trading Companies & Distributors - 0.2%       5,000,000  Mitsubishi Corp., 0% due 6/17/2011
                                                                                 (d)(g)                                      94,018
                                                                      5,000,000  Mitsui & Co. Ltd. Series 6, 1.05%
                                                                                 due 9/30/2009 (d)                           74,364
                                                                                                                       ------------
                                                                                                                            168,382
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Fixed Income Securities in the
                                                                                 Pacific Basin/Asia                         397,730
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.1%          Oil, Gas & Consumable Fuels - 0.1%       EUR     45,990  OMV AG, 1.50% due 12/01/2008 (d)            88,046
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Fixed Income Securities in
                                                                                 Austria                                     88,046
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.2%           Communications Equipment - 0.1%                 113,260  Alcatel SA, 4.75% due 1/01/2011 (d)        145,248
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.1%           107,000  Simetra Obligations Series EN, 1.50%
                                                                                 due 6/26/2008 (d)                           60,154
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Fixed Income Securities in
                                                                                 France                                     205,402
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%      Electrical Equipment - 0.1%              CHF    125,000  ABB International Finance Ltd.,
                                                                                 3.50% due 9/10/2010 (d)                    136,633
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Fixed Income Securities in
                                                                                 Switzerland                                136,633
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Fixed Income Securities in
                                                                                 Western Europe                             430,081
                        -----------------------------------------------------------------------------------------------------------
                                                                                 Total Fixed Income Securities
                                                                                 (Cost - $702,568) - 0.8%                   827,811
                        -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

                                                                     Beneficial
                                                                       Interest  Short-Term Securities                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 USD    824,369  Merrill Lynch Liquidity Series, LLC
                                                                                 Cash Sweep Series I **                $    824,369
                      -------------------------------------------------------------------------------------------------------------
                                                                                 Total Short-Term Securities
                                                                                 (Cost - $824,369) - 0.8%                   824,369
                      -------------------------------------------------------------------------------------------------------------
                                                                                 Total Investments
                                                                                 (Cost - $64,027,219*) - 94.4%           92,512,163

                                                                                 Other Assets Less Liabilities - 5.6%     5,461,804
                                                                                                                       ------------
                                                                                 Net Assets - 100.0%                   $ 97,973,967
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 70,784,401
                                                                   ============
      Gross unrealized appreciation                                $ 22,349,331
      Gross unrealized depreciation                                    (621,569)
                                                                   ------------
      Net unrealized appreciation                                  $ 21,727,762
                                                                   ============

** Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity      Interest Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ (3,032,410)        $ 47,738
      -------------------------------------------------------------------------------------------

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   Convertible security.
(e)   The rights may be exercised until 1/6/06.
(f)   Security, or a portion of security, is on loan.
(g) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Master Enhanced International Series
Schedule of Investments as of December 31, 2005                (in U.S. dollars)

o Forward foreign exchange contracts as of December 31, 2005 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
         Foreign Currency                                          Appreciation
            Purchased                   Settlement Date           (Depreciation)
      --------------------------------------------------------------------------
           AUD 190,000                   January 2006               $ (3,381)
           CHF 150,000                   January 2006                 (1,457)
           EUR 175,000                   January 2006                 (1,759)
           GBP 335,000                   January 2006                (10,722)
           SEK 755,000                   January 2006                    122
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $1,147,112)                 $(17,197)
                                                                    ========

o Financial futures contracts purchsed as of December 31, 2005 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
      Number of                                                    Expiration                      (Depreciation)
      Contracts              Issue               Exchange             Date         Face Value       Appreciation
      -----------------------------------------------------------------------------------------------------------
           2        Cac40 10 Euro Future          Euronet         January 2006     $   110,529        $    785
          39          DJ Euro Stoxx 50             Eurex          March 2006       $ 1,634,218          16,352
          19       FTSE 100 Index Future           LIFFE          March 2006       $ 1,803,381          28,447
           2       Hang Seng Index Future        Hong Kong        January 2006     $   197,445          (6,075)
           1     IBEX 35 Plus Index Future      MEFF Renta        January 2006     $   123,627           2,550
          17       OMX Stock Index Future          Tokyo          January 2006     $   202,110           3,378
           1        SPI 200 Index Future          Sydney          March 2006       $    84,197           2,491
          10         TOPIX Index Future            Tokyo          March 2006       $ 1,341,376          51,067
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                             $ 98,995
                                                                                                      ========

o     Currency Denominations

      AUD      Australian Dollar
      CHF      Swiss Franc
      EUR      Euro
      GBP      British Pound
      JPY      Japanese Yen
      SEK      Swedish Krona
      USD      U.S. Dollar

      See Notes to Financial Statements.

Master Enhanced International Series

Portfolio Information as of December 31, 2005 (unaudited)


                                                                Percent of Total
Geographic Allocation                                              Investments
--------------------------------------------------------------------------------
Japan                                                                 25.2 %
United Kingdom                                                        23.2
France                                                                 9.4
Switzerland                                                            6.9
Germany                                                                6.5
Australia                                                              5.6
Italy                                                                  3.8
Netherlands                                                            3.7
Spain                                                                  3.5
Sweden                                                                 2.2
Hong Kong                                                              1.5
Finland                                                                1.4
Belgium                                                                1.0
Norway                                                                 0.9
Singapore                                                              0.9
Denmark                                                                0.9
Ireland                                                                0.8
Greece                                                                 0.7
Austria                                                                0.4
Portugal                                                               0.2
New Zealand                                                            0.2
South Africa                                                           0.2
Other*                                                                 0.9
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

                                            Master Enhanced International Series

STATEMENT OF ASSETS AND LIABILITIES

                As of December 31, 2005
===================================================================================================================================
Assets:         Investments in unaffiliated securities, at value (including securities
                 loaned of $5,014,771) (identified cost - $63,202,850) ....................                            $ 91,687,794
                Investments in affiliated securities, at value (identified cost - $824,369)                                 824,369
                Cash held as collateral for securities loaned, at value ...................                               5,397,742
                Unrealized appreciation on forward foreign exchange contracts .............                                     122
                Cash on deposit for financial futures contracts ...........................                                 398,519
                Foreign cash (cost - $1,424,151) ..........................................                               1,402,160
                Receivables:
                      Variation margin ....................................................        $ 2,491,047
                      Dividends ...........................................................          1,076,608
                      Securities sold .....................................................            136,607
                      Contributions .......................................................             69,025
                      Interest ............................................................              8,781            3,782,068
                                                                                                   -----------
                Prepaid expenses ..........................................................                                   1,849
                                                                                                                       ------------
                Total assets ..............................................................                             103,494,623
                                                                                                                       ------------
===================================================================================================================================
Liabilities:    Collateral on securities loaned, at value .................................                               5,397,742
                Unrealized depreciation on forward foreign exchange contracts .............                                  17,319
                Payables:
                      Withdrawals .........................................................             21,217
                      Other affiliates ....................................................              1,981
                      Investment adviser ..................................................                744
                      Securities purchased ................................................                 74               24,016
                                                                                                   -----------
                Accrued expenses ..........................................................                                  81,579
                                                                                                                       ------------
                Total liabilities .........................................................                               5,520,656
                                                                                                                       ------------
===================================================================================================================================
Net Assets:     Net assets ................................................................                            $ 97,973,967
                                                                                                                       ============
===================================================================================================================================
Net Assets      Investors' capital ........................................................                            $ 69,605,349
Consist of:     Unrealized appreciation-net ...............................................                              28,368,618
                                                                                                                       ------------
                Net Assets ................................................................                            $ 97,973,967
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENT OF OPERATIONS

                     For the Year Ended December 31, 2005
==================================================================================================================================
Investment           Dividends (net of $518,559 foreign withholding tax) ..................                          $   5,531,845
Income:              Interest (including $47,738 from affiliates and net of
                     $49 foreign withholding tax) .........................................                                212,442
                     Securities lending - net .............................................                                121,764
                                                                                                                     -------------
                     Total income .........................................................                              5,866,051
                                                                                                                     -------------
==================================================================================================================================
Expenses:            Custodian fees .......................................................  $     245,514
                     Professional fees ....................................................         83,892
                     Accounting services ..................................................         51,676
                     Pricing fees .........................................................         45,998
                     Investment advisory fees .............................................         27,476
                     Printing and shareholder reports .....................................         21,738
                     Trustees' fees and expenses ..........................................          6,951
                     Other ................................................................         28,032
                                                                                             -------------
                     Total expenses .......................................................                                511,277
                                                                                                                     -------------
                     Investment income-net ................................................                              5,354,774
                                                                                                                     -------------
==================================================================================================================================
Realized &           Realized gain (loss) on:
Unrealized              Investments-net ...................................................     65,716,105
Gain (Loss)-Net:        In-kind redemption-net ............................................    197,567,127
                        Futures contracts-net .............................................      2,086,296
                        Foreign currency transactions-net .................................       (687,726)            264,681,802
                                                                                             -------------
                     Change in unrealized appreciation/depreciation on:
                        Investments-net ...................................................   (266,453,864)
                        Futures contracts-net .............................................       (472,041)
                        Foreign currency transactions-net .................................       (594,959)           (267,520,864)
                                                                                             -------------           -------------
                     Total realized and unrealized loss-net ...............................                             (2,839,062)
                                                                                                                     -------------
                     Net Increase in Net Assets Resulting from Operations .................                          $   2,515,712
                                                                                                                     =============
==================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           For the
                                                                                                         Year Ended
                                                                                                        December 31,
                                                                                            -------------------------------------
                    Increase (Decrease) in Net Assets:                                        2005                  2004
=================================================================================================================================
Operations:         Investment income-net ................................................  $     5,354,774       $    26,082,316
                    Realized gain-net ....................................................      264,681,802            96,024,358
                    Change in unrealized appreciation/depreciation-net ...................     (267,520,864)           87,535,126
                                                                                            ---------------       ---------------
                    Net increase in net assets resulting from operations .................        2,515,712           209,641,800
                                                                                            ---------------       ---------------
=================================================================================================================================
Capital             Proceeds from contributions ..........................................       33,359,434            28,662,540
Transactions:       Fair value of withdrawals ............................................   (1,135,589,590)         (106,437,789)
                                                                                            ---------------       ---------------
                    Net decrease in net assets derived from capital transactions .........   (1,102,230,156)          (77,775,249)
                                                                                            ---------------       ---------------
=================================================================================================================================
Net Assets:         Total increase (decrease) in net assets ..............................   (1,099,714,444)          131,866,551
                    Beginning of year ....................................................    1,197,688,411         1,065,821,860
                                                                                            ---------------       ---------------
                    End of year ..........................................................  $    97,973,967       $ 1,197,688,411
                                                                                            ===============       ===============
=================================================================================================================================

      See Notes to Financial Statements.

                                            Master Enhanced International Series

FINANCIAL HIGHLIGHTS

                     The following ratios have                                     For the Year Ended December 31,
                     been derived from information provided     ------------------------------------------------------------------
                     in the financial statements.                   2005          2004          2003          2002          2001
==================================================================================================================================
Total Investment     Total investment return ................        13.38%        20.79%        38.45%       (15.27%)      (21.10%)
Return:                                                         ==========    ==========    ==========    ==========    ==========
==================================================================================================================================
Ratios to            Expenses, net of reimbursement and
Average Net          excluding swap payment .................          .19%          .07%          .09%          .06%          .06%
Assets:                                                         ==========    ==========    ==========    ==========    ==========
                     Expenses, net of reimbursement .........          .19%          .07%          .09%          .10%          .06%
                                                                ==========    ==========    ==========    ==========    ==========
                     Expenses ...............................          .19%          .07%          .09%          .14%          .08%
                                                                ==========    ==========    ==========    ==========    ==========
                     Investment income-net ..................         1.95%         2.38%         2.55%         2.25%         1.80%
                                                                ==========    ==========    ==========    ==========    ==========
==================================================================================================================================
Supplemental         Net assets, end of year (in thousands) .   $   97,974    $1,197,688    $1,065,822    $  916,695    $  420,499
Data:                                                           ==========    ==========    ==========    ==========    ==========
                     Portfolio turnover .....................        66.65%        91.22%        91.04%       101.13%        83.89%
                                                                ==========    ==========    ==========    ==========    ==========
==================================================================================================================================

      See Notes to Financial Statements.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced International Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Swaps - The Series may enter into swap agreements, which are over-the-counter contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

      o Options - The Series may purchase and write covered call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

      o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily based on a pricing service or broker and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

      o Foreign currency options and futures - The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are recorded on the dates the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation

Master Enhanced International Series

NOTES TO FINANCIAL STATEMENTS

to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

For the year ended December 31, 2005, the Series reimbursed FAM $6,380 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005 were $221,401,636 and $1,307,007,143 (including
$925,145,142 from an in-kind redemption), respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced International Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced International Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2006

Officers and Trustees

                                                                                                       Number of
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to    President of the MLIM/FAM-advised funds since    131 Funds       None
Doll, Jr.*  Princeton, NJ  and Trustee  present    2005; President of MLIM and FAM since 2001;      177 Portfolios
            08543-9011                             Co-Head (Americas Region) thereof from 2000 to
            Age: 51                                2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services" since
                                                   2001; President of Princeton Administrators,
                                                   L.P. ("Princeton Administrators") since 2001;
                                                   Chief Investment Officer of Oppenheimer-Funds,
                                                   Inc. in 1999 and Executive Vice President
                                                   thereof from 1991 to 1999.

            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment
                  Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton
                  Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,       23 Funds        Knology,  Inc.,
Burton      Princeton, NJ               present    Limited partnership (an Investment Partnership)  42 Portfolios   (telecommun-
            08543-9095                             since 1979; Managing General Partner of The                      ications)
            Age: 61                                South Atlantic Venture Funds, since 1983;                        Symbion, Inc.
                                                   Member of the Investment Advisory Council of                     (healthcare)
                                                   the Florida State Board of Administration since
                                                   2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      2000 to    Professor of Finance and Economics, Graduate     23 Funds        None
Simon       Princeton, NJ               present    School of Business, Columbia University since    42 Portfolios
Hodrick     08543-9095                             1998.
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of         23 Funds        ABIOMED
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial       42 Portfolios   (medical
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                  device
            Age: 62                                Director from 1995 to 2003; President of                         manufacturer),
                                                   Allmerica Investment Management Co., Inc.                        Cabot
                                                   (investment adviser) from 1989 to 2002;                          Corporation
                                                   Director from 1989 to 2002 and Chairman of the                   (chemicals),
                                                   Board from 1989 to 1990; President, Chief                        LKQ
                                                   Executive Officer and Director of First                          Corporation
                                                   Allmerica Financial Life Insurance Company from                  (auto parts
                                                   1989 to 2002 and Director of various other                       manufacturing)
                                                   Allmerica Financial companies until 2002;                        and TJX
                                                   Director since 1989, Member of the Governance                    Companies,
                                                   Nominating Committee since 2004, Member of the                   Inc.
                                                   Compensation Committee of ABIOMED since 1989                     (retailer)
                                                   and Member of the Audit Committee of ABIOMED
                                                   from 1990 to 2004; Director and Member of the
                                                   Governance and Nomination Committee of Cabot
                                                   Corporation and Member of the Audit Committee
                                                   since 1990; Director and Member of the Audit
                                                   Committee and Compensation Committee of LKQ
                                                   Corporation since 2003; Lead Director of TJX
                                                   Companies, Inc. since 1999; Trustee of the
                                                   Woods Hole Oceanographic Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex   Directorships
                            Held with     Of Time                                                     Overseen by       Held by
Name         Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years       Trustee         Trustee
====================================================================================================================================
Interested Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to    Consultant with Putnam Investments from 1993 to  23 Funds        None
Walsh       Princeton, NJ               present    2003 and employed in various capacities          42 Portfolios
            08543-9095                             therewith from 1973 to 1992; Director, The
            Age: 64                                National Audubon Society from 1998 to 2005;
                                                   Director, The American Museum of Fly Fishing
                                                   since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;  23 Funds        Watson
Weiss       Princeton, NJ               present    Vice President, Planning, Investment and         42 Portfolios   Pharmaceuticals,
            08543-9095                             Development of Warner Lambert Co. from 1979 to                   Inc.
            Age: 64                                1997; Director of Michael J. Fox Foundation for                  (pharmaceutical
                                                   Parkinson's Research since 2000; Director of                     company)
                                                   BTG International, Plc (a global technology
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *   Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72
====================================================================================================================================
Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to    First Vice President of MLIM and FAM since 1997
Burke       Princeton, NJ  President    present    and Treasurer thereof since 1999; Senior Vice
            08543-9011     and          and 1999   President and Treasurer of Princeton Services
            Age: 45        Treasurer    to         since 1999 and Director since 2004; Vice
                                        present    President of FAM Distributors, Inc. ("FAMD")
                                                   since 1999 and Director since 2004; Vice
                                                   President of MLIM and FAM from 1990 to 1997;
                                                   Director of Taxation of MLIM from 1990 to 2001;
                                                   Vice President, Treasurer and Secretary of the
                                                   IQ Funds since 2004.

------------------------------------------------------------------------------------------------------------------------------------
Vincent     P.O. Box 9011  Vice         2005 to    Managing Director of MLIM since 2005; Director
J. Costa    Princeton, NJ  President    Present    of MLIM from 1999 to 2005.
            08543-9011
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of MLIM since 1999.
Jelilian    Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Vice         2005 to    Director of MLIM since 2004; Vice President of
L. Russo    Princeton, NJ  President    present    MLIM from 1994 to 2004.
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Chief        2004 to    Chief Compliance Officer of the
Hiller      Princeton, NJ  Compliance   present    MLIM/FAM-advised funds and First Vice President
            08534          Officer                 and Chief Compliance Officer of MLIM (Americas
            Age: 54                                Region) since 2004; Chief Compliance Officer of
                                                   the IQ Funds since 2004; Global Director of
                                                   Compliance at Morgan Stanley Investment
                                                   Management from 2002 to 2004; Managing Director
                                                   and Global Director of Compliance at Citigroup
                                                   Asset Management from 2000 to 2002; Chief
                                                   Compliance Officer at Soros Fund Management in
                                                   2000; Chief Compliance Officer at Prudential
                                                   Financial from 1995 to 2000; Senior Counsel in
                                                   the Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                                                                                                        Number of
                                                                                                      Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                      Overseen by       Held by
Name         Address & Age     Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee         Trustee
====================================================================================================================================
Trust Officers (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002;
Pellegrino  Princeton, NJ               present    Vice President of MLIM from 1999 to 2002;
            08543-9011                             Attorney associated with MLIM since 1997;
            Age: 45                                Secretary of MLIM, FAM, FAMD and Princeton
                                                   Services since 2004.
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

            Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-637-3863.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick, (3) John F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $45,000
                                  Fiscal Year Ending December 31, 2004 - $42,800

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $8,700
                                  Fiscal Year Ending December 31, 2004 - $8,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,711
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced International Series of Quantitative Master Series Trust

Date: February 21, 2006